INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

Components of net deferred tax asset, including a valuation allowance, are as follows:

	March 31, 2023 (unaudited)	December 31, 2022 (audited)
Deferred tax asset:
Net operating loss carryforward	$7,211,370	$7,163,690
Total deferred tax asset	7,211,370	7,163,690
Less: Valuation allowance	(7,211,370)	(7,163,690)
Net deferred tax asset	$-	$-

Components of net deferred tax asset, including a valuation allowance, are as follows:

	December 31, 2022	December 31, 2021
Deferred tax asset:
Net operating loss carryforward	$7,163,690	$5,663,628
Total deferred tax asset	7,163,690	5,663,628
Less: Valuation allowance	(7,163,690)	(5,663,628)
Net deferred tax asset	$-	$-

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

Reconciliation between the statutory rate and the effective tax rate for both periods and as of March 31, 2023 and December 31, 2022:

Federal statutory rate	(21.0)%
State taxes, net of federal benefit	(0.0)%
Change in valuation allowance	21.0%
Effective tax rate	0.0%

Reconciliation between statutory rate and the effective tax rate for and as of December 31, 2022 and 2021:

Federal statutory rate	(21.0)%
State taxes, net of federal benefit	(0.00)%
Change in valuation allowance	21.0%
Effective tax rate	0.0%